GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 416		$ 190	$ 357
Working capital deficit	4,500		4,100
Net Cash Provided by (Used in) Operating Activities	(1,314)	$ (5,648)	(17,313)	(21,705)
Cash			200
Net cash in operating activities	$ 1,314	$ 5,648	$ 17,313	$ 21,705